N-2 - $ / shares	Dec. 13, 2023	Dec. 11, 2023
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 29.33
NAV Per Share		$ 28.03
Latest Premium (Discount) to NAV [Percent]		4.64%